Segment Results - Corporate Divisions - Private Bank (Detail) - Private Bank [Member] - EUR (€) € in Millions		3 Months Ended		6 Months Ended
		Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
Net revenues [Abstract]
Private Bank Germany		€ 1,233	€ 1,291	€ 2,559	€ 2,630
Private and Commercial Business (International)	[1]	324	366	694	725
Wealth Management		424	429	890	857
Total net revenues		1,981	2,087	4,142	4,212
Of Which Abstract
Net interest income		1,253	1,276	2,546	2,579
Commission and fee income		674	701	1,523	1,444
Remaining income		54	111	73	190
Provision for credit losses		225	62	364	169
Noninterest expenses [Abstract]
Compensation and benefits		736	750	1,482	1,507
General and administrative expenses		1,157	1,054	2,238	2,128
Impairment of goodwill and other intangible assets		0	545	0	545
Restructuring activities		104	(12)	166	(39)
Total noninterest expenses		1,997	2,336	3,887	4,141
Noncontrolling interests		0	0	0	0
Profit (loss) before tax		(241)	(311)	(108)	(98)
Total assets	[2]	290,437	289,094	290,437	289,094
Loans gross of allowances for loan losses	[2]	231,754	222,309	231,754	222,309
Assets under Management	[2]	471,381	477,547	471,381	477,547
Net flows		€ 5,925	€ 4,405	€ 6,664	€ 10,878

[1]	Covers operations in Belgium, India, Italy and Spain.
[2]	As of quarter-end.